UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-612
                                   -------

 Value Line Income and Growth Fund, Inc.
-----------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2006
                         -----------------

Date of reporting period: June 30, 2006
                          -------------

Item I. Reports to Stockholders.

                    ----------------------------------------
                               SEMI-ANNUAL REPORT
                    ----------------------------------------
                                  June 30, 2006
                    ----------------------------------------

                     Value Line Income and Growth Fund, Inc.


                     [LOGO Value Line No-Load Mutual Funds]

Value Line Income and Growth Fund, Inc.

                                                        To Our Value Line Income
--------------------------------------------------------------------------------
To Our Shareholders:

For the six-month period ended June 30, 2006, the Value Line Income and Growth Fund had a total return of 3.90%. This compared with a total return of 2.71% for the Standard & Poor's 500(1), an unmanaged stock index, and a total return of -1.15% for the unmanaged Lehman Brothers Government/Credit Bond Index (2).

The equity market had a mixed start to the opening half of the year despite insufficient to move the major market averages significantly higher. Several factors have contributed to this lackluster showing. First, higher oil prices have concerned consumers and investors alike as they have recently tested their highs again, partly due to global demand factors and partly to geopolitical tensions in the Middle East. Second, the Federal Reserve continues along its measured path of interest rate hikes, which we expect will come to a close soon. These higher short-term rates have not yet had a meaningful impact on longer-term rates, but the significant flattening of the yield curve will likely lower profit margins at financial corporations, which account for the largest weighting of the S&P 500 at over 20%. For this reason, and the lagging effect the previous rates hikes are likely to have over the next year, the Fund is significantly underweighted in the financial sector.

Given this backdrop, we expect the second half of the year to be volatile for the equity markets. Record profit margins for corporations may begin to slip given the higher interest rate environment coupled with rising energy prices. Also, earnings growth expectations are in the mid-teens on a percentage basis for the second half of 2006, which may be a high hurdle to meet. Lastly, the upside for the equity market may be limited until the uncertainty associated with November elections is resolved. For these reasons, we reduced the equity holdings by several percentage points from the 60% level at the end of last year. As rates have continued to rise, we have added to our fixed income holdings raising that percentage to roughly 30% of the Fund. Given the possibility of a slowing economy, we have added mainly U.S. Treasury positions over the last six months, believing that most spread products, such as government agencies or investment grade corporate securities, trade at too tight of a spread to the treasury yield curve. We have also extended the maturity of some of our purchases out to the intermediate sector of the yield curve, but still believe that the longer end of the curve presents too much risk for the relatively low yields offered.

We believe that in the current investment setting, a well-diversified and balanced approach will produce the best results on a risk/reward basis. Given the tax advantages accorded dividend paying equity securities, and that dividend paying companies tend to have more stable earnings growth, the Fund continues to focus its investment in this area and currently roughly 80% of our equity holdings pay a dividend. Preserving capital in the short run, while generating good total returns (income plus growth) over the long term, remains our goal. As always, we appreciate your continued investment.

                                                Sincerely,

                                                /s/ Jean Bernhard Buttner

                                                Jean Bernhard Buttner
                                                Chairman and President

August 2, 2006

--------------------------------------------------------------------------------
(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

(2) The Lehman Brothers Government/Credit Bond Index consists of government, investment-grade and mortgage- backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.
--------------------------------------------------------------------------------

                                         Value Line Income and Growth Fund, Inc.

and Growth Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The U.S. economy slowed abruptly during the second quarter, with the rate of gross domestic product growth moderating from the opening quarter's 5.6% to just 2.5% in the most recent three months. Slower increases in personal consumption expenditures and a disappointing showing in the critical housing market were significant contributors to the decelerating rate of GDP growth.

Meanwhile, a measured pace of business activity is likely to be maintained over the next several quarters, if recent data trends are sustained as we believe they will be. Such trends are highlighted by surveys showing a modest rise in consumer confidence, mixed retail sales numbers, solid industrial production and factory usage, and a decline in housing activity that is thus far somewhat less precipitous than many have been fearing. We think this uneven flow of data will be the rule for the balance of this year and into the early months of 2007, with the prospective rate of quarterly GDP growth averaging 2.5% to 3.0%.

Such moderate economic growth should keep inflationary excesses at bay, as the less aggressive consumption of such raw materials as oil and gas, and industrial metals like copper and zinc should help to limit shortages in these areas. Overall, we expect inflation to average just 2% to 3% though most of 2007.

The case for additional monetary tightening by the Federal Reserve is weakening. Indeed, with economic growth on a much slower track and with inflationary shortages of labor and raw materials looking less likely now, the Fed could be looking to keep interest rates at stable levels for at least the next few months.

--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

--------------------------------------------------------------------------------
FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                              Expenses* paid
                                               Beginning          Ending        during period
                                             account value     account value     1/1/06 thru
                                                1/1/06            6/30/06          6/30/06
                                           ---------------------------------------------------
Actual...................................  $        1,000.00   $    1,039.00   $          5.31
Hypothetical (5% return before expenses).  $        1,000.00   $    1,019.59   $          5.26
----------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.

--------------------------------------------------------------------------------
4

                                         Value Line Income and Growth Fund, Inc.

Portfolio Highlights at June 30, 2006 (unaudited)
--------------------------------------------------------------------------------
Ten Largest Common Stock Holdings

                                                                           Percentage of
Issue                                                 Shares     Value       Net Assets
-----------------------------------------------------------------------------------------
General Electric Co.................................  85,000   $2,801,600      0.84 %
Microsoft Corp......................................  85,000   $1,980,500      0.59 %
Telecom Corporation of New Zealand Ltd. ADR.........  90,000   $1,790,100      0.54 %
HSBC Holdings PLC ADR...............................  20,000   $1,767,000      0.53 %
Sanofi-Aventis ADR..................................  35,000   $1,704,500      0.51 %
Gannett Co., Inc....................................  30,000   $1,677,900      0.50 %
Amgen, Inc..........................................  25,000   $1,630,750      0.49 %
Anheuser-Busch Companies, Inc.......................  35,000   $1,595,650      0.48 %
Loews Corp..........................................  45,000   $1,595,250      0.48 %
Hess Corp...........................................  30,000   $1,585,500      0.48 %
-----------------------------------------------------------------------------------------

Asset Allocation -- Percentage of Net Assets

                                  [PIE CHART]

Cash & Other
13.1%

Bonds & Notes
28.7%

Common & Preferred Stocks
58.2%
--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities

                                  [Bar CHART]

Consumer, Non-cyclical
21.6%

Industrial
20.4%

Energy
14.2%

Financial
10.5%

Communications
9.4%

Basic Materials
8.1%

Utilities
6.0%

Consumer, cyclical
5.2%

Technology
4.6%
--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------
Shares                                                         Value
---------------------------------------------------------------------
COMMON STOCKS (56.6%)
         AEROSPACE/DEFENSE (0.8%)
20,000   Armor Holdings, Inc.*..........................  $1,096,600
20,000   EDO Corp.......................................     486,800
15,000   Lockheed Martin Corp...........................   1,076,100
                                                          ----------
                                                           2,659,500
         AUTO PARTS (0.8%)
20,000   Autoliv, Inc...................................   1,131,400
20,000   Eaton Corp.....................................   1,508,000
                                                          ----------
                                                           2,639,400
         BANK (0.6%)
35,000   ABN AMRO Holding NV ADR........................     957,600
14,000   PNC Financial Services Group, Inc..............     982,380
                                                          ----------
                                                           1,939,980
         BEVERAGE -- ALCOHOLIC (0.5%)
35,000   Anheuser-Busch Companies, Inc..................   1,595,650
         BEVERAGE -- SOFT DRINK (0.3%)
25,000   Cadbury Schweppes PLC ADR......................     970,500
         BIOTECHNOLOGY (0.5%)
25,000   Amgen, Inc.*...................................   1,630,750
20,000   Savient Pharmaceuticals, Inc.*.................     105,000
                                                          ----------
                                                           1,735,750
         CANADIAN ENERGY (1.1%)
20,000   Canadian Natural Resources, Inc................   1,107,600
26,000   EnCana Corp....................................   1,368,640
 8,000   Suncor Energy, Inc.............................     648,080
35,000   Talisman Energy, Inc...........................     611,800
                                                          ----------
                                                           3,736,120
         CEMENT & AGGREGATES (0.3%)
20,000   Cemex S.A. de C.V. ADR*........................   1,139,400
         CHEMICAL - BASIC (0.9%)
20,000   Agrium, Inc....................................     464,400
40,000   Dow Chemical Co. (The).........................   1,561,200
25,000   E.I. du Pont de Nemours & Co...................   1,040,000
                                                          ----------
                                                           3,065,600
         CHEMICAL -- DIVERSIFIED (1.0%)
15,000   Cabot Corp.....................................     517,800
20,000   Cytec Industries, Inc..........................   1,073,200
20,000   Eastman Chemical Co............................   1,080,000
22,000   Pall Corp......................................     616,000
                                                          ----------
                                                           3,287,000
         CHEMICAL -- SPECIALTY (0.4%)
65,000   Chemtura Corp..................................     607,100
20,000   Lubrizol Corp. (The)...........................     797,000
                                                          ----------
                                                           1,404,100
         COAL (0.3%)
30,000   Huaneng Power International, Inc...............     794,100
20,000   Mosaic Co. (The) *.............................     313,000
                                                          ----------
                                                           1,107,100
         COMPUTER & PERIPHERALS (0.6%)
50,000   Dell, Inc.*....................................   1,220,500
40,000   Identix, Inc.*.................................     279,600
25,000   LaserCard Corp.*...............................     327,250
                                                          ----------
                                                           1,827,350
         COMPUTER SOFTWARE &
           SERVICES (1.2%)
30,000   Accenture Ltd. Class A.........................     849,600
15,000   Cognos, Inc.*..................................     426,750
10,000   Computer Sciences Corp.*.......................     484,400
85,000   Microsoft Corp.................................   1,980,500
30,000   Novell, Inc.*..................................     198,900
                                                          ----------
                                                           3,940,150

         DIVERSIFIED COMPANIES (1.2%)
25,000   Honeywell International, Inc...................   1,007,500
35,000   Pentair, Inc...................................   1,196,650
12,000   Teleflex, Inc..................................     648,240
40,000   Tyco International Ltd.........................   1,100,000
                                                          ----------
                                                           3,952,390
         DRUG (3.6%)
30,000   Abraxis BioScience, Inc.*......................     715,200
30,000   AVI BioPharma, Inc.*...........................     112,500
25,000   Forest Laboratories, Inc.*.....................     967,250
20,000   Genzyme Corp.*.................................   1,221,000
40,000   King Pharmaceuticals, Inc.*....................     680,000
30,000   Kos Pharmaceuticals, Inc.*.....................   1,128,600
25,000   Mylan Laboratories, Inc........................     500,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                         Value Line Income and Growth Fund, Inc.

                                                       June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Shares                                                         Value
--------------------------------------------------------------------------------
60,000   Pfizer, Inc..................................  $  1,408,200
20,000   Pharmaceutical Product
            Development, Inc..........................       702,400
35,000   Sanofi-Aventis ADR...........................     1,704,500
20,000   Spectrum Pharmaceuticals, Inc.*                      78,000
30,000   Teva Pharmaceutical Industries
            Ltd. ADR..................................       947,700
30,000   Watson Pharmaceuticals, Inc.*................       698,400
25,000   Wyeth........................................     1,110,250
                                                        ------------
                                                          11,974,000
         E-COMMERCE (0.2%)
 4,500   Liberty Media Holding Corp. --
         Capital Ser. A*..............................       376,965
22,500   Liberty Media Holding Corp. --
         Interactive Ser. A*..........................       388,350
                                                        ------------
                                                             765,315
         ELECTRICAL EQUIPMENT (1.8%)
20,000   American Science &
         Engineering, Inc.*...........................     1,158,400
85,000   General Electric Co..........................     2,801,600
15,873   Scottish Power PLC ADR.......................       684,761
18,000   Thomas & Betts Corp.*........................       923,400
40,000   Ultralife Batteries, Inc.*...................       405,200
                                                        ------------
                                                           5,973,361
         ELECTRICAL UTILITY --
           CENTRAL (0.7%)
30,000   American Electric Power
         Company, Inc.................................     1,027,500
15,000   OGE Energy Corp..............................       525,450
35,000   Westar Energy, Inc...........................       736,750
                                                        ------------
                                                           2,289,700
         ELECTRICAL UTILITY --
           EAST (1.5%)
16,000   Dominion Resources, Inc......................     1,196,640
15,000   Exelon Corp..................................       852,450
40,000   Pepco Holdings, Inc..........................       943,200
30,000   PPL Corp.....................................       969,000
20,000   Progress Energy, Inc.........................       857,400
20,000   TECO Energy, Inc.............................       298,800
                                                        ------------
                                                           5,117,490

         ELECTRICAL UTILITY --
           WEST (0.2%)
40,000   Xcel Energy, Inc.............................       767,200
         ELECTRONICS (1.5%)
25,000   Avnet, Inc.*.................................       500,500
55,000   Celestica, Inc.*.............................       524,700
30,900   Cubic Corp...................................       605,949
40,000   MEMC Electronic Materials, Inc.*.............     1,500,000
40,000   Paxar Corp.*.................................       822,800
45,000   Plantronics, Inc.............................       999,450
35,000   Valence Technology, Inc.*....................        60,550
                                                        ------------
                                                           5,013,949
         ENTERTAINMENT (0.7%)
50,000   CBS Corp. Class B............................     1,352,500
65,000   Time Warner, Inc.............................     1,124,500
                                                        ------------
                                                           2,477,000
         ENTERTAINMENT
           TECHNOLOGY (0.1%)
10,000   Avid Technology, Inc.*.......................       333,300
         ENVIRONMENTAL (0.1%)
25,000   Tetra Tech, Inc.*............................       443,500
         FINANCIAL SERVICES --
           DIVERSIFIED (2.4%)
20,000   American International Group, Inc............     1,181,000
30,000   BISYS Group, Inc. (The) *....................       411,000
30,000   Citigroup, Inc...............................     1,447,200
20,000   HSBC Holdings PLC ADR........................     1,767,000
30,000   ING Groep NV ADR.............................     1,179,600
45,000   Loews Corp...................................     1,595,250
 5,000   Principal Financial Group, Inc...............       278,250
                                                        ------------
                                                           7,859,300
         FOOD PROCESSING (2.7%)
20,000   Archer-Daniels-Midland Co....................       825,600
20,000   Bunge Ltd....................................     1,005,000
35,000   Chiquita Brands International, Inc...........       482,300
35,000   ConAgra Foods, Inc...........................       773,850
20,000   Dean Foods Co.*..............................       743,800
20,000   Fresh Del Monte Produce, Inc.................       345,400
27,000   General Mills, Inc...........................     1,394,820

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

Shares                                                         Value
--------------------------------------------------------------------------------
15,000   Hormel Foods Corp............................  $    557,100
30,000   Imperial Sugar Co............................       711,600
30,000   Sara Lee Corp................................       480,600
20,000   Smithfield Foods, Inc.*......................       576,600
40,000   Tyson Foods, Inc. Class A....................       594,400
18,000   Unilever PLC ADR.............................       405,720
                                                        ------------
                                                           8,896,790

         FOREIGN ELECTRONICS (0.1%)
20,000   Matsushita Electric Industrial Co.,
           Ltd. ADR...................................       422,600
         FOREIGN
           TELECOMMUNICATIONS (2.3%)
50,000   BCE, Inc.....................................     1,182,500
10,000   Cia de Telecomunicaciones de Chile
           S.A. ADR...................................        68,400
30,000   Deutsche Telekom AG..........................       481,200
35,000   Korea Electric Power Corp. ADR...............       663,600
90,000   Telecom Corporation of New
         Zealand Ltd. ADR.............................     1,790,100
25,000   Telefonica S.A. ADR..........................     1,243,500
40,000   Telefonos de Mexico S.A. de
         C.V. ADR.....................................       833,200
65,000   Vodafone Group PLC ADR.......................     1,384,500
                                                        ------------
                                                           7,647,000

         FURNITURE/HOME
           FURNISHINGS (0.3%)
85,000   Tempur-Pedic International, Inc.*............     1,148,350
         HOME BUILDING (0.2%)
45,000   Technical Olympic USA, Inc...................       646,200
         HOUSEHOLD PRODUCTS (0.2%)
25,000   Newell Rubbermaid, Inc.......................       645,750
         INFORMATION SERVICES (0.2%)
45,000   ProQuest Co.*................................       553,050
         INSURANCE - LIFE (0.5%)
25,000   Lincoln National Corp........................     1,411,000
18,843   UnumProvident Corp...........................       341,624
                                                        ------------
                                                           1,752,624
         INSURANCE -- PROPERTY &
           CASUALTY (1.5%)
25,000   21st Century Insurance Group.................       360,000
30,000   American Financial Group, Inc................     1,287,000
22,500   Berkley (W.R.) Corp..........................       767,925
30,000   HCC Insurance Holdings, Inc..................       883,200
15,000   PartnerRe Ltd................................       960,750
12,000   SAFECO Corp..................................       676,200
                                                        ------------
                                                           4,935,075
         INTERNET (0.3%)
35,000   Yahoo!, Inc.*................................     1,155,000
         MACHINERY (1.8%)
30,000   AGCO Corp.*..................................       789,600
20,000   Briggs & Stratton Corp.......................       622,200
20,000   Flowserve Corp.*.............................     1,138,000
30,000   Ingersoll-Rand Co. Ltd.......................     1,283,400
20,000   Lincoln Electric Holdings, Inc...............     1,253,000
30,000   Watts Water Technologies, Inc. Class
            A.........................................     1,006,500
                                                        ------------
                                                           6,092,700
         MANUFACTURED HOUSING/
           RECREATIONAL VEHICLE (0.2%)
60,000   Champion Enterprises, Inc.*..................       662,400
         MARITIME (0.8%)
20,000   Alexander & Baldwin, Inc.....................       885,400
40,000   Gulfmark Offshore, Inc.*.....................     1,033,200
40,000   OMI Corp.....................................       866,000
                                                        ------------
                                                           2,784,600
         MEDICAL SERVICES (1.7%)
35,000   Health Management Associates, Inc.
           Class A....................................       689,850
20,000   Health Net, Inc.*............................       903,400
15,000   Laboratory Corporation of America
         Holdings *...................................       933,450
25,000   Lincare Holdings, Inc.*......................       946,000
26,000   PSS World Medical, Inc.*.....................       458,900
40,000   Triad Hospitals, Inc.*.......................     1,583,200
                                                        ------------
                                                           5,514,800
         MEDICAL SUPPLIES (3.0%)
14,011   Baxter International, Inc....................       515,044
10,000   Becton Dickinson & Co........................       611,300

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                         Value Line Income and Growth Fund, Inc.

                                                       June 30, 2006 (unaudited)
--------------------------------------------------------------------------------


Shares                                                         Value
--------------------------------------------------------------------
12,000   Bio-Rad Laboratories, Inc.
         Class A*.....................................  $    779,280
 5,000   Boston Scientific Corp.*.....................        84,200
22,500   Immucor, Inc.*...............................       432,675
20,000   Johnson & Johnson............................     1,198,400
25,000   Kinetic Concepts, Inc.*......................     1,103,750
30,000   Medtronic, Inc...............................     1,407,600
15,000   Molecular Devices Corp.*.....................       458,400
15,000   PolyMedica Corp..............................       539,400
24,000   STERIS Corp..................................       548,640
30,000   Syneron Medical Ltd.*........................       626,400
 5,000   Varian Medical Systems, Inc.*................       236,750
25,000   Zimmer Holdings, Inc.*.......................     1,418,000
                                                        ------------
                                                           9,959,839

         METALS & MINING
           DIVERSIFIED (0.6%)
20,000   Alliance Resource Partners LP................       724,600
30,000   BHP Billiton Ltd. ADR........................     1,292,100
                                                        ------------
                                                           2,016,700

         METALS FABRICATING (0.2%)
25,000   Novelis, Inc.................................       539,500
         NATURAL GAS --
           DISTRIBUTION (0.1%)
21,000   Ferrellgas Partners, L.P.....................       467,460
         NATURAL GAS --
           DIVERSIFIED (1.0%)
25,000   Devon Energy Corp............................     1,510,250
20,000   National Fuel Gas Co.........................       702,800
35,000   Oneok, Inc...................................     1,191,400
                                                        ------------
                                                           3,404,450
         NEWSPAPER (1.0%)
30,000   Gannett Co., Inc.............................     1,677,900
40,000   News Corp. Class B...........................       807,200
25,000   Tribune Co...................................       810,750
                                                        ------------
                                                           3,295,850
         OFFICE EQUIPMENT &
           SUPPLIES (0.4%)
30,000   Diebold, Inc.................................     1,218,600

         OILFIELD SERVICES/
           EQUIPMENT (2.1%)
20,000   ENSCO International, Inc.....................       920,400
25,000   Grant Prideco, Inc.*.........................     1,118,750
30,000   Nabors Industries Ltd. Shs*..................     1,013,700
32,000   Rowan Companies, Inc.........................     1,138,880
55,000   RPC, Inc.....................................     1,335,400
40,000   Superior Energy Services, Inc.*..............     1,356,000
                                                        ------------
                                                           6,883,130
         PACKAGING &
           CONTAINER (0.1%)
10,000   American Greetings Corp. Class A.............       210,100
         PETROLEUM --
           INTEGRATED (2.5%)
25,000   Chesapeake Energy Corp.......................       756,250
20,000   ChevronTexaco Corp...........................     1,241,200
30,000   Hess Corp....................................     1,585,500
18,000   Marathon Oil Corp............................     1,499,400
12,000   Murphy Oil Corp..............................       670,320
 8,000   Occidental Petroleum Corp....................       820,400
 1,000   PetroChina Co. Ltd. (ADR)....................       107,970
 5,000   Petroleo Brasileiro S.A. --
         Petrobras ADR................................       446,550
30,000   Sasol Ltd. ADR...............................     1,159,200
                                                        ------------
                                                           8,286,790
         PETROLEUM --
           PRODUCING (1.0%)
20,000   Anadarko Petroleum Corp......................       953,800
30,000   Cimarex Energy Co............................     1,290,000
20,000   Pioneer Natural Resources Co.................       928,200
                                                        ------------
                                                           3,172,000
         POWER (0.4%)
30,000   Evergreen Solar, Inc.*.......................       389,400
35,000   Headwaters, Inc.*............................       894,600
                                                        ------------
                                                           1,284,000
         PRECIOUS METALS (1.8%)
60,000   Anglo American PLC ADR.......................     1,226,400
30,000   AngloGold Ashanti Ltd. ADR...................     1,443,600

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

Shares                                                         Value
--------------------------------------------------------------------
55,000   Apex Silver Mines Ltd.*......................  $    827,750
50,000   Coeur d'Alene Mines Corp.*...................       240,500
20,000   Goldcorp, Inc................................       604,400
40,000   Harmony Gold Mining Company
         Ltd. ADR*....................................       651,600
16,000   Newmont Mining Corp..........................       846,880
                                                        ------------
                                                           5,841,130
         PRECISION INSTRUMENT (0.4%)
25,000   Applera Corp. -- Applied
         Biosystems Group.............................       808,750
30,000   OSI Systems, Inc.*...........................       533,100
25,000   RAE Systems, Inc.*...........................       100,000
                                                        ------------
                                                           1,441,850
         RAILROAD (1.6%)
24,000   Canadian National Railway Co.................     1,050,000
24,000   Canadian Pacific Railway Ltd.................     1,227,360
14,000   CSX Corp.....................................       986,160
15,000   Norfolk Southern Corp........................       798,300
14,000   Union Pacific Corp...........................     1,301,440
                                                        ------------
                                                           5,363,260
         RECREATION (0.5%)
15,000   Brunswick Corp...............................       498,750
30,000   K2, Inc.*....................................       328,200
20,000   Polaris Industries, Inc......................       866,000
                                                        ------------
                                                           1,692,950
         RETAIL - SPECIAL LINES (1.0%)
20,000   Bed Bath & Beyond, Inc.*.....................       663,400
40,000   Cabela's, Inc.*..............................       770,400
15,000   Claire's Stores, Inc.........................       382,650
40,000   Petco Animal Supplies, Inc.*.................       817,200
 6,000   Rush Enterprises, Inc. Class A*..............       109,020
25,000   TJX Companies, Inc. (The)....................       571,500
                                                        ------------
                                                           3,314,170
         SEMICONDUCTOR (0.3%)
40,000   Applied Materials, Inc.......................       651,200
27,000   O2Micro International Ltd. ADR*..............       207,630
                                                        ------------
                                                             858,830

         TELECOMMUNICATION
           SERVICES (0.5%)
40,000   Dycom Industries, Inc.*......................       851,600
14,000   Golden Telecom, Inc..........................       354,900
35,000   Telkonet, Inc.*..............................       109,900
17,791   Turkcell Iletisim Hizmetleri
         AS ADR.......................................       210,999
                                                        ------------
                                                           1,527,399
         TELECOMMUNICATIONS
           EQUIPMENT (0.3%)
25,000   AudioCodes Ltd.*.............................       272,500
20,000   Mastec, Inc.*................................       264,200
20,000   Polycom, Inc.*...............................       438,400
                                                        ------------
                                                             975,100
         TRUCKING/TRANSPORTATION
           LEASING (1.0%)
35,000   Bristow Group, Inc.*.........................     1,260,000
20,000   Ryder System, Inc............................     1,168,600
25,000   Yellow Roadway Corp.*........................     1,052,750
                                                        ------------
                                                           3,481,350
         WATER UTILITY (0.4%)
25,000   American States Water Co.....................       891,250
14,000   California Water Service Group...............       500,360
                                                        ------------
                                                           1,391,610
         WIRELESS NETWORKING (0.3%)
30,000   Alvarion Ltd.*...............................       184,200
20,000   Powerwave Technologies, Inc.*................       182,400
60,000   Symbol Technologies, Inc.....................       647,400
                                                        ------------
                                                           1,014,000

        TOTAL COMMON STOCKS
         (Cost $162,256,736)..........................   188,511,112
                                                        ------------
PREFERRED STOCK (1.3%)
         FINANCIAL SERVICES --
           DIVERSIFIED (0.5%)
30,000   General Electric Capital Corp................       684,300
40,000   HSBC Holdings PLC............................       929,600
                                                        ------------
                                                           1,613,900


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                         Value Line Income and Growth Fund, Inc.

                                                       June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

         Shares                                                Value
---------------------------------------------------------------------
              INSURANCE - LIFE (0.2%)
25,000        Metlife, Inc. Series B .................  $    615,750
              R.E.I.T. (0.2%)
30,000        Health Care REIT, Inc. Series F ........       753,900
              SECURITIES BROKERAGE (0.4%)
50,000        Lehman Brothers Holdings, Inc.
              Series G ...............................     1,268,500
                                                        ------------
              TOTAL PREFERRED STOCK
               (Cost $4,316,864) .....................     4,252,050
                                                        ------------
CONVERTIBLE PREFERRED STOCK (0.4%)
              BEVERAGE -- ALCOHOLIC (0.2%)
20,000        Constellation Brands, Inc. Series A
              5.75%, 9/1/06 ..........................       743,000
              CHEMICAL -- DIVERSIFIED (0.2%)
15,000        Huntsman Corp. 5.00%, 2/16/08 ..........       583,125
                                                        ------------
              TOTAL CONVERTIBLE
                PREFERRED STOCK
              (Cost $1,171,543) ......................     1,326,125
                                                        ------------

Principal
  Amount                                                       Value
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (4.6%)
              CHEMICAL -- SPECIALTY (0.4%)

$ 1,175,000   Lubrizol Corp., 5.88%, 12/1/08 .........     1,172,336
              ELECTRICAL
                EQUIPMENT (0.6%)

2,000,000     Thomas & Betts Corp.,
                6.39%, 2/10/09 .......................     2,022,890
              ENTERTAINMENT (0.5%)
1,500,000     Liberty Media Corp.,
                7.88%, 7/15/09 .......................     1,552,916
              FINANCIAL SERVICES --
                DIVERSIFIED (0.8%)
3,000,000     SLM Corp., 4.98%, 4/1/14** .............     2,785,200
              FOOD PROCESSING (0.3%)
1,000,000     Sensient Technologies Corp.,
                6.50%, 4/1/09 ........................       994,588
              INDUSTRIAL SERVICES (0.3%)
1,000,000     Sabre Holdings Corp.,
                7.35%, 8/1/11 ........................     1,020,648

              INSURANCE - LIFE (0.5%)
$ 2,000,000   Principal Life Income Funding
                Trusts, 5.24%, 4/1/16** ..............     1,837,980
              RETAIL STORE (0.3%)
  1,000,000   Dollar General Corp.,
                8.63%, 6/15/10 .......................     1,052,500
              SECURITIES BROKERAGE (0.6%)
  2,000,000   Bear Stearns Companies, Inc.
                (The), 5.38%, 4/10/14 ................     1,864,980
              TRUCKING (0.3%)

  1,000,000   Roadway Corp., 8.25%, 12/1/08 ..........     1,037,252
                                                         -----------
              TOTAL CORPORATE
                BONDS & NOTES
                (Cost $15,860,151) ...................    15,341,290
                                                         -----------

CONVERTIBLE CORPORATE BONDS & NOTES (4.6%)
              AIR TRANSPORT (0.7%)
  1,500,000   ExpressJet Holdings, Inc.
                4.25%, 8/1/23 ........................     1,348,125
  1,250,000   JetBlue Airways Corp.
                3.50%, 7/15/33 .......................     1,117,187
                                                        ------------
                                                           2,465,312
                COMPUTER &
                PERIPHERALS (0.3%)
  1,000,000   Mercury Computer Systems, Inc.
                2.00%, (Senior Notes
                Convertible) 5/1/24 ..................       863,750

              COMPUTER SOFTWARE &
                SERVICES (1.1%)
    800,000   Adaptec, Inc. 0.75%, 12/22/23 ..........       690,000
  1,000,000   Ciber, Inc. 2.88%, 12/15/23 ............       890,000
  2,170,000   Veritas Software Corp.
                0.25%, 8/1/13 ........................     2,153,725
                                                        ------------
                                                           3,733,725

              DRUG(0.5%)
    500,000   Enzon Pharmaceuticals, Inc.
                4.50%, 7/1/08 ........................       479,375
  1,500,000   Valeant Pharmaceuticals
                International 4.00%, 11/15/13.........     1,297,500
                                                        ------------
                                                           1,776,875

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Schedule of Investments
---------------------------------------------------------------------
Principal
  Amount                                                       Value
---------------------------------------------------------------------
              INDUSTRIAL SERVICES (0.5%)
$ 1,000,000   Quanta Services, Inc. 4.00%,
                7/1/07 ...............................  $    982,500
    500,000   Quanta Services, Inc.
              4.50%, 10/1/23 .........................       831,875
  1,814,375
              RETAIL - AUTOMOTIVE (0.1%)
    300,000   PEP Boys-Manny Moe & Jack
                (The)4.25%, 6/1/07 ...................       294,000
              SEMICONDUCTOR (0.5%)
  1,000,000   Intel Corp. 2.95%, (Jr
                Subordinated Debentures
                Convertible) 12/15/35 ................       841,250
  1,000,000   Vitesse Semiconductor Corp.
              1.50%, 10/1/24 .........................       860,000
                                                        ------------
                                                           1,701,250
              TELECOMMUNICATIONS
                EQUIPMENT (0.5%)
  1,500,000   Agere Systems, Inc.
                6.50%, 12/15/09 ......................     1,483,125
              TRUCKING/TRANSPORTATION
                LEASING (0.4%)
  1,500,000   Kellwood Co. 3.50%, 6/15/34 ............     1,291,875
                                                        ------------
              TOTAL CONVERTIBLE
                CORPORATE BONDS &
                NOTES(Cost $15,076,548) ..............    15,424,287
                                                        ------------
U.S. TREASURY OBLIGATIONS (11.0%)
  7,000,000   U.S. Treasury Notes,
                5.50%, 5/15/09 .......................     7,070,819
  6,000,000   U.S. Treasury Notes,
                4.88%, 4/30/11 .......................     5,938,830
  8,000,000   U.S. Treasury Notes,
                4.50%, 11/15/10 ......................     7,814,376
  7,000,000   U.S. Treasury Notes,
                4.50%, 2/15/09 .......................     6,889,260
  9,000,000   U.S. Treasury Notes,
                4.75%, 3/31/11 .......................     8,864,649
                                                        ------------
              TOTAL U.S. TREASURY
                OBLIGATIONS (Cost
                $36,915,752 ..........................  $ 36,577,934
                                                        ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.4%)
$ 3,000,000   Federal Home Loan Bank,
                3.50%, 8/15/06 .......................     2,993,034
  2,000,000   Federal Home Loan Bank,
                3.50%, 3/2/07 ........................     1,973,406
  3,000,000   Federal Home Loan Bank,
                3.88%, 6/8/07 ........................     2,955,273
  3,000,000   Federal Home Loan Bank,
                4.00%, 11/9/07 .......................     2,941,725
  2,500,000   Federal Home Loan Bank,
                4.25%, 9/12/08 .......................     2,438,248
  2,500,000   Federal Home Loan Bank,
                4.38%, 10/3/08 .......................     2,442,762
  3,500,000   Federal Farm Credit Bank,
                4.25%, 10/10/08 ......................     3,414,306
  3,000,000   Federal Home Loan Bank,
                4.50%, 10/14/08 ......................     2,939,268
  2,500,000   Federal Home Loan Bank,
                4.63%, 11/21/08 ......................     2,454,545
  2,000,000   Federal Home Loan Bank,
                4.75%, 12/12/08 ......................     1,968,650
  1,707,161   Federal Home Loan Bank,
                4.75%, 10/25/10 ......................     1,656,855
                                                        ------------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $28,673,852) ...................    28,178,072
                                                        ------------
              TOTAL INVESTMENT
                SECURITIES (86.9%)
                (Cost $264,271,446) ..................   289,610,870
                                                        ------------
SHORT-TERM INVESTMENTS (12.9%)
              CORPORATE BONDS (1.5%)
5,000,000     Nelnet Student Loan Corp. Series
                2004-2A Class A5C, 5.27%,
                7/21/06 ** ...........................     5,000,000
                                                        ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                         Value Line Income and Growth Fund, Inc.

Schedule of Investments                                June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Principal
  Amount                                                                   Value
--------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS (9.9%)
$16,500,000     With Morgan Stanley & Co.,
                   4.43%, dated 6/30/06 due
                   7/3/06, delivery value
                   $16,506,091,(collateralized by
                   $17,010,000 U.S. Treasury
                   Notes 2.25%, due 2/15/07,
                   with a value of $16,839,107) ..................   $16,500,000
 16,300,000     With UBS Securities, LLC,
                   4.30%, dated 6/30/06, due
                   7/3/06, delivery value
                   $16,305,841 (collateralized by
                   $14,521,000 U.S. Treasury
                   Notes 6.50%, due 11/15/26,
                   with a value of $16,760,410) ..................    16,300,000
                                                                      ----------
                                                                      32,800,000

                U.S. GOVERNMENT AGENCY
                   OBLIGATIONS (1.5%)
$5,000,000      Federal Home Loan Banks,
                   4.30%, 7/13/06 ................................     5,000,000
                                                                    ------------
                TOTAL SHORT-TERM
                   INVESTMENTS (12.9%)
                   (Cost $42,800,000) ............................    42,800,000
                                                                    ------------
CASH AND OTHER ASSETS IN EXCESS
 OF LIABILITIES (0.2%) ...........................................       735,910
                                                                    ------------

NET ASSETS (100%) ................................................  $333,146,780
                                                                    ------------
 NET ASSET VALUE OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE
   ($333,146,780 divided by 38,725,127 shares
   outstanding) ..................................................  $       8.60
                                                                    ------------

* Non-income producing.

** Rate at June 30, 2006. Floating rate changes monthly.

ADR American Depositary Receipt

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.


Statement of Assets and Liabilities at June
30, 2006 (unaudited)

--------------------------------------------------------------------------------
Assets:

Investment securities, at value
  (Cost - $264,271,446) ....................................  $289,610,870
Short-tern investments (Cost - $42,800,000) ................    42,800,000
Interest and dividends receivable ..........................     1,294,138
Receivable for securities sold .............................     1,270,325
Receivable for capital shares sold .........................       423,123
Cash .......................................................       181,041
Prepaid expenses ...........................................        31,930
                                                              ------------
    Total Assets ...........................................   335,611,427
                                                              ------------
Liabilities:

Payable for securities purchased ...........................     2,080,575
Payable for capital shares repurchased .....................        76,826
Accrued expenses:
  Advisory fee .............................................       179,026
  Service and distribution plan fees pay-
    able ...................................................        67,251
  Other ....................................................        60,124
  Directors' fees and expenses .............................           845
                                                              ------------
    Total Liabilities ......................................     2,464,647
                                                              ------------
Net Assets .................................................  $333,146,780
                                                              ------------
Net assets consist of:
Capital stock, at $1.00 par value (authorized
  50,000,000, outstanding 38,725,137
  shares) ..................................................    38,725,137
Additional paid-in capital .................................   250,576,381
Undistributed net investment income ........................       320,058
Accumulated net realized gain on invest-
  ments ....................................................    18,185,865
Net unrealized appreciation of investments
  and foreign exchange translations ........................    25,339,339
                                                              ------------
Net Assets .................................................  $333,146,780
                                                              ------------
Net Asset Value, Offering and
  Redemption Price Per Outstanding
  Share ($333,146,780 divided by 38,725,137 shares
  outstanding) .............................................  $       8.60
                                                              ============


Statement of Operations
for the Six Months Ended June 30, 2006(unaudited)
--------------------------------------------------------------------------------
Investment Income:

Interest ................................................... $    3,120,228
Dividends (Net of foreign withholding tax
  of $43,572) ..............................................      2,074,585
                                                              -------------
  Total Income .............................................      5,194,813
                                                              -------------
Expenses:

Advisory fee ...............................................      1,050,959
Service and distribution plan fee ..........................        394,679
Transfer agent fees ........................................         58,085
Custodian fees .............................................         35,607
Printing ...................................................         29,845
Auditing and legal fees ....................................         29,216
Registration and filing fees ...............................         16,513
Insurance ..................................................         13,940
Directors' fees and expenses ...............................         12,676
Postage ....................................................         12,533
Telephone ..................................................          7,164
Other ......................................................          3,334
                                                              -------------
  Total Expenses Before Custody Credits ....................      1,664,551
  Less: Custody Credits ....................................         (3,097
                                                              -------------
  Net Expenses .............................................      1,661,454
                                                              -------------
Net Investment Income ......................................      3,533,359
                                                              -------------
Net Realized and Unrealized Gain on
  Investments (Loss) on Investments and
  Foreign Exchange Transactions:
  Net Realized Gain ........................................     13,399,506
  Change in Unrealized Appreciation/
    (Depreciation) .........................................     (6,015,069)
                                                              -------------
Net Realized Gain and Change in Net
  Unrealized Appreciation/(Depreciation)
  on Investments and Foreign Exchange
  Transactions .............................................      7,384,437
                                                              -------------
Net Increase in Net Assets from
  Operations ...............................................  $  10,917,796
                                                              =============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
14

                                         Value Line Income and Growth Fund, Inc.

Statement of Changes in Net Assets for the Six Months Ended June 30, 2006
(unaudited) and for the Year Ended December 31, 2005

--------------------------------------------------------------------------------

                                                       Six Months Ended        Year Ended
                                                         June 30, 2006        December 31,
                                                          (unaudited)             2005*
                                                       -----------------------------------
Operations:
  Net investment income ..............................   $  3,533,359         $  4,483,292
  Net realized gain on investments ...................     13,399,506           20,734,371
  Change in net unrealized depreciation ..............     (6,015,069)            (994,592)
                                                       -----------------------------------
  Net increase in net assets from operations .........     10,917,796           24,223,071
                                                       -----------------------------------
Distributions to Shareholders:
  Net investment income ..............................     (3,585,325)          (4,380,308)
  Net realized gain from investment transactions .....             --          (20,084,333)
                                                       -----------------------------------
Total Distributions ..................................     (3,585,325)         (24,464,641)
                                                       -----------------------------------
Capital Share Transactions:
  Net Proceeds from sale of shares ...................     76,444,560           51,309,683
  Net Proceeds from reinvestment of distributions to
    shareholders .....................................      3,226,551           22,013,294
  Cost of shares repurchased .........................    (30,752,994)         (26,744,105)
                                                       -----------------------------------
  Increase from capital share transactions ...........     48,918,117           46,578,872
                                                       -----------------------------------
Total Increase in Net Assets .........................     56,250,588           46,337,302
Net Assets:
  Beginning of period ................................    276,896,192          230,558,890
                                                       -----------------------------------
  End of period ......................................   $333,146,780         $276,896,192
                                                       ===================================
Undistributed net investment income, at end of period    $    320,058         $    372,024
                                                       -----------------------------------

 * Numbers were previously presented rounded to thousands.

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------
1. Significant Accounting Policies

Value Line Income and Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes; It is the policy of the Fund to qualify as a regulated investment company, by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(D)Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income, adjusted for amortization of discount and premium, is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
--------------------------------------------------------------------------------
16

                                         Value Line Income and Growth Fund, Inc.

                                                       June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

(E) Foreign Currency Translation. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments are included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(F) Representations and Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows:

                                         Six Months
                                           Ended        Year Ended
                                       June 30, 2006    December 31,
                                        (unaudited)       2005
                                       ---------------------------


Shares sold .........................       8,774,391    5,953,451
Shares issued to shareholders
  in reinvestment of
  dividends and distributions .......         379,679    2,628,466
Shares repurchased ..................      (3,519,641)  (3,114,586)
                                       ---------------------------
Net increase ........................       5,634,429    5,467,331
                                       ===========================
Dividends per share from net
  investment income .................  $        .0950   $    .1500
                                       ===========================
Distributions per share from
  net realized gains ................  $           --   $    .6555
                                       ===========================

 3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                        Six Months
                                           Ended
                                       June 30, 2006
                                       -------------
PURCHASES:
  U.S. Treasury & Government Agency
    Obligations ....................  $    36,919,766
  Other Investment Securities ......       93,891,159
                                       --------------
                                      $   130,810,925
                                       ==============
SALES & REDEMPTIONS:
  U.S. Treasury & Government Agency
    Obligations ....................  $     9,490,625
  Other Investment Securities ......       73,896,902
                                       --------------
                                      $    83,387,527
                                       ==============
--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements                          June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

4. Income Taxes (unaudited)

At June 30, 2006, information on the tax components of capital is as follows:

Cost of investments for tax purposes ......  $ 307,071,446
                                             =============
Gross tax unrealized appreciation .........  $  33,798,134
Gross tax unrealized depreciation .........     (8,458,710)
                                             -------------
Net tax unrealized appreciation on invest-
  ments ...................................  $  25,339,424
                                             -------------

5. Investment Advisory Fees, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $1,050,959 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2006. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2006, fees amounting to $394,679 were paid or payable to the Distributor under this Plan.

For the six months ended June 30, 2006, the Fund's expenses were reduced by $3,097 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 410,924 shares of the Fund's capital stock, representing 1.06% of the outstanding shares at June 30, 2006. In addition, officers and directors of the Fund as a group owned 3,757 Shares of the Fund, representing less than 1% of the outstanding shares.
--------------------------------------------------------------------------------
18

                                         Value Line Income and Growth Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                      Six Months
                                        Ended
                                     June 30,2006                                    Years Ended December 31,
                                                              ------------------------------------------------------------------
                                     (unaudited)               2005          2004           2003            2002            2001
                                    --------------------------------------------------------------------------------------------
Net asset value, beginning of year   $      8.37        $      8.35   $      8.23    $      7.00     $      8.17     $      9.00
                                    --------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                      .09                .15           .11            .11             .11             .11
  Net gains or losses on securities
    (both realized and unrealized)           .24                .68          1.06           1.59           (1.09)           (.58)
                                    --------------------------------------------------------------------------------------------
  Total from investment operations           .33                .83          1.17           1.70            (.98)           (.47)
                                    --------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income                      (.10)              (.15)         (.11)          (.11)           (.11)           (.12)
  Distributions from net
    realized gains                            --               (.66)         (.94)          (.36)           (.08)           (.24)
                                    --------------------------------------------------------------------------------------------
  Total distributions                       (.10)              (.81)        (1.05)          (.47)           (.19)           (.36)
                                    --------------------------------------------------------------------------------------------
Net asset value, end of year         $      8.60        $      8.37   $      8.35    $      8.23     $      7.00     $      8.17
                                    ============================================================================================
Total return                                3.90%(2)           9.98%        14.39%         24.43%         (12.03)%         (5.18)%
                                    ============================================================================================
Ratios/Supplemental Data:
  Net assets, end of year
    (in thousands)                   $   333,147        $   276,896   $   230,559    $   208,327     $   189,002     $   198,108
  Ratio of expenses to
    average net assets(1)                   1.05%(3)           1.09%         1.11%          1.15%           1.15%           1.09%
  Ratio of net investment
    income to average net assets            2.24%(3)           1.81%         1.31%          1.37%           1.41%           1.25%
  Portfolio turnover rate                     31%(2)             71%          103%           106%            155%             88%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed for the six months ended June 30, 2006, and would have been 1.14% for the year ended December 31, 2003, 1.08% for the year ended December 31, 2001, and would not have changed for the years ended December 31, 2005, 2004, and (2002.)

(2)   Not annualized.

(3)   Annualized

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

--------------------------------------------------------------------------------

                 FACTORS CONSIDERED BY THE INDEPENDENT DIRECTORS
                 IN APPROVING THE INVESTMENT ADVISORY AGREEMENT
                    FOR VALUE LINE INCOME & GROWTH FUND, INC.

The Investment Company Act of 1940 requires that the Fund's investment advisory agreement (the "Agreement") be approved annually by both the Board of Directors (collectively, "the Directors") and a majority of the Directors who are not affiliated with Value Line, Inc., the Fund's investment adviser ("Value Line") (the "Independent Directors"), voting separately. The Directors have determined that the terms of the Fund's Agreement are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Directors relied upon the assistance of counsel to the Independent Directors. Throughout the year, including the meeting specifically focused upon the review of the Agreement,the Independent Directors met in executive sessions separately from the Interested Directors of the Fund and any officers of Value Line.

Both in meetings which specifically addressed the approval of the Agreement and at other meetings during the course of the year, the Directors, including the Independent Directors, received materials relating to Value Line's investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund compared to a peer group of funds ("Performance Universe") and its benchmark index, each as classified by Lipper, Inc., an independent evaluation service ("Lipper"); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund's shares; (v) the allocation of the Fund's brokerage; and (vi) the overall quality and scope of services provided by Value Line.

As part of the review of the Agreement, the Independent Directors requested, and Value Line provided, additional information in order to evaluate the quality of Value Line's services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors engaged in an extensive review of the following information, which included data comparing: (i) the Fund's average management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 13 other retail no-load balanced funds, as classified by Lipper ("Expense Group") and a peer group of funds consisting of the Fund, the Expense Group and all other retail no-load balanced funds, excluding outliers ("Expense Universe"); (ii) the Fund's average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund's investment performance to the average performance of the Performance Universe as well as the Lipper Index; (iv) Value Line's financial results and conditions, including Value Line's and certain of its affiliates' profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund's current investment management staffing; and (vi) the Fund's potential for achieving economies of scale.

The following summarizes matters considered by the Directors in connection with their renewal of the Agreement. However, the Directors did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Directors reviewed the Fund's overall investment performance and compared it to its Performance Universe and the Lipper Index. The Directors noted that the Fund significantly outperformed both the Performance Universe average and the Lipper Index for the one-year, three-year, five-year and 10-year periods ended December 31, 2005.

Value Line's Personnel and Methods. The Directors reviewed the background of members of the team responsible for the daily management of the Fund, achieving the Fund's investment objective and adhering to the Fund's investment strategy. The Independent Directors also engaged in discussions with Value Line's senior management who are responsible for the overall functioning of the Fund's investment operations. Based on this review, the Directors concluded that the Fund's management team and Value Line's overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

--------------------------------------------------------------------------------

                                         Value Line Income and Growth Fund, Inc.

--------------------------------------------------------------------------------

Management Fee and Expenses. The Directors considered Value Line's fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Directors noted that, although the Fund's total expense ratio was slightly higher for the most recent fiscal year than both the Expense Group and Expense Universe averages, the Fund's management fee for the most recent fiscal year was lower than both the Expense Group and Expense Universe averages. Based on this information, the Directors concluded that the Fund's management fees and total expense ratio were reasonable.

Nature and Quality of Other Services. The Directors considered the nature, quality, cost and extent of other services provided by Value Line and its affiliates under various other contracts, and their overall supervision of third party service providers. Based on this review, the Directors concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliates were satisfactory, reliable and beneficial to the Fund's shareholders.

Profitability. The Directors considered the level of Value Line's profits with respect to the management of the Fund, including the impact of certain actions taken during 2004 and 2005. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund, Value Line's voluntary reduction of management and/or Rule 12b-1 fees for certain Funds, Value Line's termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. The Directors concluded that Value Line's profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Directors noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Conclusion. The Directors, in light of Value Line's overall performance, considered it appropriate to continue to retain Value Line as the Fund's investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Directors concluded that the Fund's Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.
--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------
MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

                                                                                                     Other
                                                Length of     Principal Occupation                   Directorships
Name, Address, and Age       Position           Time Served   During the Past 5 Years                Held by Director
---------------------------------------------------------------------------------------------------------------------
Interested Director*
-------------------------
Jean Bernhard Buttner        Chairman of the    Since 1983    Chairman, President and Chief          Value Line, Inc.
Age 71                       Board of Directors               Executive Officer of Value Line,
                             and President                    Inc. (the "Adviser") and Value
                                                              Line Publishing, Inc. Chairman
                                                              and President of each of the 14
                                                              Value Line Funds and Value Line
                                                              Securities, Inc. (the "Distributor").
---------------------------------------------------------------------------------------------------------------------
Non-Interested Directors
-------------------------
John W. Chandler             Director           Since 1991    Consultant, Academic Search            None
1611 Cold Spring Rd.                                          Consultation Service, Inc.,
Williamstown, MA 01267                                        1994-2004; Trustee Emeritus and
Age 82                                                        Chairman (1993-1994) of the
                                                              Board of Trustees of Duke
                                                              University; President Emeritus,
                                                              Williams College.
---------------------------------------------------------------------------------------------------------------------
Frances T. Newton            Director           Since 2000    Customer Support Analyst,Duke          None
4921 Buckingham Drive                                         Power Company.
Charlotte, NC 28209
Age 64
---------------------------------------------------------------------------------------------------------------------
Francis C. Oakley            Director           Since 2000    Professor of History, Williams         Berkshire Life
54 Scott Hill Road                                            College, 1961 to 2002. Professor       Insurance
Williamstown, MA 01267                                        Emeritus since 2002. President         Company
Age 74                                                        Emeritus since 1994 and President,     of America
                                                              1985-1994; Chairman (1993-
                                                              1997) and Interim President
                                                              (2002-2003) of the American
                                                              Council of Learned Societies.
                                                              Trustee since 1997 and Chairman
                                                              of the Board since 2005, National
                                                              Humanities Center.
---------------------------------------------------------------------------------------------------------------------
David H. Porter              Director           Since 1997    Visiting Professor of Classics,             None
5 Birch Run Drive                                             Williams College, since 1999;
Saratoga Springs, NY                                          President Emeritus, Skidmore
12866                                                         College since 1999 and President,
Age 70                                                        1987-1998.
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
22

                                         Value Line Income and Growth Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                                                           Other
                                                  Length of       Principal Occupation                     Directorships
Name, Address, and Age       Position             Time Served     During the Past 5 Years                  Held by Director
---------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director             Since 1987      Chairman, Institute for                 A.Schulman Inc.
169 Pompano St.                                                   Political Economy.                      (plastics)
Panama City Beach, FL 32413
Age 67
---------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director             Since 1996      Senior Financial Adviser, Veritable      None
1409 Beaumont Drive                                               L.P. (Investment Adviser) since
Gladwyne, PA 19035                                                2004; Senior Financial Adviser
Age 57                                                            Hawthorn, 2001-2004.
---------------------------------------------------------------------------------------------------------------------
Officers
--------
David T. Henigson            Vice President,      Since 1994      Director, Vice President and
Age 48                       Secretary and Chief                  Compliance Officer of the Adviser.
                             Compliance Officer                   Director and Vice President of the
                                                                  Distributor. Vice President,
                                                                  Secretary, and Chief Compliance
                                                                  Officer of each of the 14 Value
                                                                  Line Funds.
---------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio         Treasurer            Since 2005      Controller of the Adviser until
Age 47                                                            2003; Chief Financial Officer of
                                                                  the Adviser, 2003-2005; Treasurer
                                                                  of the Adviser since 2005.
                                                                  Treasurer of each of the 14 Value
                                                                  Line Funds.
---------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Secretary/ Since 2005      Director, Vice President and
Age 51                       Assistant Treasurer                  Secretary of the Adviser. Director
                                                                  and Vice President of the
                                                                  Distributor.
---------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.
--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http:// www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Larger Companies Funds sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am
- 5pm CST, Monday - Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT ADVISER                         Value Line, Inc.
                                           220 East 42nd Street
                                           New York, NY 10017-5891

DISTRIBUTOR                                Value Line Securities, Inc.
                                           220 East 42nd Street
                                           New York, NY 10017-5891

CUSTODIAN BANK                             State Street Bank and Trust Co.
                                           225 Franklin Street
                                           Boston, MA 02110

SHAREHOLDER                                State Street Bank and Trust Co.
SERVICING AGENT                            c/o BFDS
                                           P.O. Box 219729
                                           Kansas City, MO 64121-9729

INDEPENDENT                                PricewaterhouseCoopers LLP
REGISTERED PUBLIC                          300 Madison Avenue
ACCOUNTING FIRM                            New York, NY 10017

LEGAL COUNSEL                              Peter D. Lowenstein, Esq.
                                           Two Sound View Drive, Suite 100
                                           Greenwich, CT 06830

DIRECTORS                                  Jean Bernhard Buttner
                                           John W. Chandler
                                           Frances T. Newton
                                           Francis C. Oakley
                                           David H. Porter
                                           Paul Craig Roberts
                                           Nancy-Beth Sheerr

OFFICERS                                   Jean Bernhard Buttner
                                           Chairman and President

                                           David T. Henigson
                                           Vice President/Secretary/
                                           Chief Compliance Officer

                                           Stephen R. Anastasio
                                           Treasurer

                                           Howard A. Brecher
                                           Assistant Secretary/
                                           Assistant Treasurer

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #536788

Item 2. Code of Ethics

         N/A

Item 3. Audit Committee Financial Expert.

         N/A

Item 4. Principal Accountant Fees and Services

         N/A

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a) (1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

      (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By    /s/ Jean B. Buttner
      --------------------------
      Jean B. Buttner, President

Date: 09/08/2006
      ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jean B. Buttner
      ------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer



By:   /s/ Stephen R. Anastasio
      ------------------------------------------------------------
      Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: 09/08/2006
      ----------